Income taxes - Components of deferred tax liability (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	$ (16,406)	$ (17,679)
Broadcast licenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	17,967	(17,967)
Tangible benefit obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	(1,644)	2,171
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	(372)	0
Foreign tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	(4,238)	2,324
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	(1,501)	697
Share issuance costs and deferred financing fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	759	(1,603)
Investment in film and television programs and acquired and library content
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	16,146	(27,568)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	(2,094)	(9,633)
Non-capital losses and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liability	$ (8,617)	$ 33,900